RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Yufeng Mi [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning			$ 4,503
Received		-
Repayment		$ (4,503)
Interest Expenses		0
Exchange Rate Translation		0
Due to related parties, ending		$ 0
HongKong Kisen [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning	[1]		2,195,948
Received	[1]	604,943
Repayment	[1]	$ (2,209,100)
Interest Expenses	[1]	340
Exchange Rate Translation	[1]	0
Due to related parties, ending	[1]	$ 592,131
Related Party [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning			$ 2,200,451
Received		604,943
Repayment		$ (2,213,603)
Interest Expenses		340
Exchange Rate Translation		0
Due to related parties, ending		$ 592,131

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen for borrowings of $10,000,000, bearing interest at an annual rate of 0.1% with a term of 10 months, to fund the Company's working capital requirements. Effective January 1, 2023, the parties mutually agreed to terminate the agreement and entered into a new loan agreement providing for borrowings of up to $20,000,000 at an annual interest rate of 0.1%, with an original maturity date of December 31, 2023, which was subsequently extended to December 31, 2024.